Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Tabular disclosure of trade and other receivables

	Successor December 31, 2019	Successor December 31, 2018	Predecessor December 31, 2017
Non-current
Other receivables:
Prepayments, tax receivables and others:
Prepaid expenses and other receivables	9,594	10,646	90
Minimum presumed income tax	1,462	—	—
Turnover tax credit	455	496	—

	11,511	11,142	90

Financial assets:
Natural gas surplus injection stimulus program (1)	3,600	9,049	—
Advances and loans to employees	772	—	—
Mandatory save credit	—	—	207

	4,372	9,049	207

Total non-current other receivables	15,883	20,191	297

	Successor December 31, 2019	Successor December 31, 2018	Predecessor December 31, 2017
Current
Trade:
Receivables from oil and gas sales (net)	52,676	55,032	3,898
Related parties (Note 26)	—	—	26,720
Checks to be deposited	3	883	8,321

Trade receivables	52,679	55,915	38,939

Other receivables :
Prepayments, tax receivables and others:
Income tax credit	16,274	3,826	—
Value Added Tax (“VAT”)	3,953	10,127	—
Prepaid expenses	1,861	572	83
Turnover tax credit	1,158	1,938	—

	23,246	16,463	83
Financial assets:
Natural gas surplus injection stimulus program (1)	7,797	6,899	14,366
Loans to third parties	1,241	—	—
Receivables from services to third parties	3,797	2,850	1,252
Price stability program of NGL	480	151	218
Director’s advances and loans to employees	284	1,818	22
Grants on propane credit	—	982	753
Related parties (Note 26)	3,169	186	575
Balances with joint operations	14	—	38
Other	730	786	26

	17,512	13,672	17,250

Other receivables	40,758	30,135	17,333

Total current trade and other receivables	93,437	86,050	56,274

(1)	Corresponds to balances pending collection for compensations under the IR Program (Note 2. 5 .2.1).

Reconciliation of changes in allowance account for credit losses
The movements in the allowance for the expected credit losses of trade receivables and other receivables are as follows:

	Successor For the year ended December 31, 2019	Successor For the period from April 4, 2018 through December 31, 2018	Predecessor For the period From January 1, 2018 through April 3, 2018	Predecessor For the year ended December 31, 2017
At the beginning of period / year	(257)	—	6,161	6,294
(Reversal)/ Allowance for expected credit losses (Note 7)	118	(539)	49	—
Decreases	—	—	—	(13)
Exchange difference	39	282	(49)	(120)

At the end of the period/year	(100)	(257)	6,161	6,161